Summary of Significant Accounting Policies (Q3)	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Summary of Significant Accounting Policies [Abstract]
Summary of Significant Accounting Policies
2. Summary of Significant Accounting Policies
Basis of Presentation and Consolidation
The accompanying unaudited condensed consolidated financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) and applicable rules and regulations of the Securities and Exchange Commission, (“SEC”), regarding interim financial reporting. Certain information and disclosures normally included in the condensed consolidated financial statements prepared in accordance with GAAP have been condensed or omitted pursuant to such rules and regulations. These unaudited condensed consolidated financial statements should be read in conjunction with the audited financial statements and accompanying notes for the year ended December 31, 2021. The unaudited condensed consolidated financial statements are unaudited and have been prepared on a basis consistent with that used to prepare the audited annual consolidated financial statements and include, in the opinion of management, all adjustments, consisting of normal and recurring items, necessary for the fair statement of the condensed consolidated financial statements. The condensed consolidated financial statements include the accounts of the Company, and its wholly owned subsidiaries after elimination of intercompany transactions and balances. The operating results for the three and nine months ended September 30, 2022 are not necessarily indicative of the results expected for the full year ending December 31, 2022.
Accounting Estimates
Management of the Company is required to make certain estimates, judgments, and assumptions during the preparation of its condensed consolidated financial statements in accordance with U.S. GAAP. These estimates, judgments, and assumptions impact the reported amounts of assets, liabilities, revenue, and expenses, and the related disclosure of contingent assets and liabilities. Actual results could differ from these estimates. On an ongoing basis, the Company evaluates its estimates and judgments including those related to: the useful lives and recoverability of property and equipment and definite-lived intangible assets; the recoverability of goodwill and indefinite-lived intangible assets; the carrying value of accounts receivable, including the determination of the allowance for doubtful accounts; valuation allowance; uncertain tax positions; legal contingencies; and the valuation of stock-based compensation, among others.
Impact of COVID-19
In March 2020, the World Health Organization declared COVID-19 a global pandemic. The COVID-19 outbreak has reached across the globe, resulting in the implementation of significant governmental measures, including lockdowns, closures, quarantines, and travel bans intended to control the spread of the virus.
While restrictions have been lessened and lifted, restrictions could be increased or reinstated in the future. Although an adverse impact on the Company’s ongoing operations is unlikely, the full magnitude the pandemic will have on the Company remains uncertain and will depend on the duration of the pandemic, as well as the effectiveness of mass vaccinations and the impact of future variants of the virus. Additionally, changes to estimates related to ongoing COVID-19 disruptions could result in other impacts, including, but not limited to, goodwill, indefinite-lived intangibles, and long-lived asset impairment charges.
Segment Information
The Company operates in one segment. The Company’s operating segments are identified according to how the performance of its business is managed and evaluated by its chief operating decision maker, the Company’s Chief Executive Officer (“CEO”). Substantially all of the Company’s long-lived assets are attributed to operations in the U.S.
Fair Value Measurements
Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in the principal or most advantageous market in an orderly transaction between market participants on the measurement date. Valuation techniques used to measure fair value maximize the use of observable inputs and minimize the use of unobservable inputs. The fair value hierarchy is based on three levels of inputs, of which the first two are considered observable and the last is considered unobservable:
Level 1 -	Observable inputs obtained from independent sources, such as quoted market prices for identical assets and liabilities in active markets.
Level 2 -
Other inputs, which are observable directly or indirectly, such as quoted market prices for similar assets or liabilities in active markets, quoted market prices for identical or similar assets or liabilities in markets that are not active, and inputs that are derived principally from or corroborated by observable market data.

Level 3 -
Unobservable inputs for which there is little or no market data and require the Company to develop its own assumptions, based on the best information available in the circumstances, about the assumptions market participants would use in pricing the assets or liabilities.

Recurring Fair Value Measurements
Money market funds are measured and recorded at fair value on the Company’s balance sheets on a recurring basis. The following tables present money market funds and their level within the fair value hierarchy as of September 30, 2022 and December 31, 2021:
	Total	Level 1	Level 2	Level 3
September 30, 2022:
Money market funds	$25,062	$25,062	$—	$—
	Total	Level 1	Level 2	Level 3
December 31, 2021:
Money market funds	$9,648	$9,648	$—	$—
The Company’s remaining financial instruments that are measured at fair value on a recurring basis consist primarily of cash, accounts receivable, accounts payable, accrued expenses, and other current liabilities. The Company believes their carrying values are representative of their fair values due to their short-term maturities. The fair values of the Company’s Credit Agreement balances were measured by comparing their prepayment values and observable market data consisting of interest rates based on similar credit ratings, which the Company classifies as a Level 2 input within the fair value hierarchy. The Company does not have any recurring fair value measurements using significant unobservable inputs (Level 3) as of September 30, 2022 and December 31, 2021.
Nonrecurring Fair Value Measurements
Assets acquired and liabilities assumed in business combinations are initially measured at fair value on the acquisition date on a nonrecurring basis using Level 3 inputs.
The Company is required to measure certain assets at fair value on a nonrecurring basis after initial recognition. These include goodwill, intangible assets, and long-lived assets, which are measured at fair value on a nonrecurring basis as a result of impairment reviews and any resulting impairment charge. Impairment is assessed annually in the fourth quarter or more frequently if an event occurs or circumstances change that would more likely than not reduce the fair value of the reporting unit or assets below the carrying value, as described below. The fair value of the reporting unit or asset groups is determined primarily using cost and market approaches (Level 3).
Deferred transaction costs
Deferred transaction costs consist of direct legal, accounting and other fees relating to the Company’s anticipated merger with a special purpose acquisition company (the “Merger”). These costs are capitalized as incurred in other current assets on the condensed consolidated balance sheets and will be expensed or charged to members’ equity upon the completion of the Merger. In the event the Merger is terminated, deferred transaction costs will be expensed in that period. Deferred transaction costs as of September 30, 2022 were $8,086. There were no deferred transaction costs as of December 31, 2021.
Modification of equity classified award
On the modification date, the Company determines the type of modification of the equity award by assessing whether the equity awards are probable or improbable to vest before and after the modification. The Company estimates the fair value of the awards immediately before and immediately after modification for those equity awards that are probable of vesting before and after the modification. Any incremental increase in fair value is recognized as an expense immediately to the extent the underlying equity awards are vested and on a straight-line basis over the requisite service period using the related expense attribution method to the extent that they are unvested. For equity awards that are improbable of vesting before the modification and probable of vesting after the modification, the Company recognizes expense measured as the fair value of the modified award on a straight-line basis over the requisite service period using the related expense attribution method based on the fair value of the awards at the modification date.
Revenue Recognition
Revenue is recognized when or as a customer obtains control of promised services. The amount of revenue recognized reflects the consideration which the Company expects to be entitled to in exchange for these services.
The Company derives substantially all of its revenue from subscription revenue and advertising revenue. As permitted under the practical expedient available under ASU 2014-09, the Company does not disclose the value of unsatisfied performance obligations for (i) contracts with an original expected length of one year or less, (ii) contracts with variable consideration that is allocated entirely to unsatisfied performance obligations or to a wholly unsatisfied promise accounted for under the series guidance, and (iii) contracts for which the Company recognizes revenue for the amount at which the Company has the right to invoice for services performed.
Direct Revenue
Direct revenue consists of subscription revenue. Subscription revenue is generated through the sale of monthly subscriptions that are currently offered in one, three, six, and twelve-month lengths. Subscription revenue is presented net of taxes, credits, and chargebacks. Subscribers pay in advance, primarily through mobile app stores, and, subject to certain conditions identified in the Company’s terms and conditions, generally all purchases are final and nonrefundable. Revenue is initially deferred and is recognized using the straight-line method over the term of the applicable subscription period.
Indirect Revenue
Indirect revenue consists of advertising revenue and other non-direct revenue. The Company has contractual relationships with advertising service providers and also directly with advertisers to display advertisements in the Grindr app. For all advertising arrangements, the Company’s performance obligation is to provide the inventory for advertisements to be displayed in the Grindr app. For contracts made directly with advertisers, the Company is also obligated to serve the advertisements in the Grindr app. Providing the advertising inventory and serving the advertisement is considered a single performance obligation, as the advertiser cannot benefit from the advertising space without its advertisements being displayed.
The pricing and terms for all advertising arrangements are governed by either a master contract or insertion order. The transaction price in advertising arrangements is generally the product of the number of advertising units delivered (e.g., impressions, offers completed, videos viewed, etc.) and the contractually agreed upon price per advertising unit. Further, for advertising transactions with advertising service providers, the contractually agreed upon price per advertising unit is generally based on the Company’s revenue share or fixed revenue rate as stated in the contract. The number of advertising units delivered is determined at the end of each month, which resolves any uncertainty in the transaction price during the reporting period.
Account Receivables, net of allowance for doubtful accounts
The majority of app users access the Company’s services through mobile app stores. The Company evaluates the credit worthiness of these two mobile app stores on an ongoing basis and does not require collateral from these entities. Accounts receivable also include amounts billed and currently due from advertising customers. The Company maintains an allowance for doubtful accounts to provide for the estimated amount of accounts receivable that will not be collected. The allowance for doubtful accounts is based upon a number of factors, including the length of time accounts receivable are past due, the Company’s previous loss history, and the specific customer’s ability to pay its obligation.
The accounts receivable balances, net of allowances, were $18,433 and $17,885 as of September 30, 2022 and December 31, 2021, respectively. The opening balance of accounts receivable, net of allowances, was $11,833 as of January 1, 2021.
Contract Liabilities
Deferred revenue consists of advance payments that are received or are contractually due in advance of the Company’s performance. The Company classifies subscription deferred revenue as current and recognizes revenue ratably over the terms of the applicable subscription period or expected completion of the performance obligation which range from one to twelve months. The deferred revenue balances were $18,732 and $20,077 as of September 30, 2022 and December 31, 2021, respectively. The opening balance of deferred revenue balance was $13,530 as of January 1, 2021.
For the three and nine months ended September 30, 2022, the Company recognized $2,406 and $18,848 of revenue that was included in the deferred revenue balance as of December 31, 2021. For the three and nine months ended September 30, 2021, the Company recognized $1,823 and $13,978 of revenue that was included in the deferred revenue balance as of December 31, 2020.
Disaggregation of Revenue
The following tables summarizes revenue from contracts with customers for the three and nine months ended September 30, 2022 and 2021, respectively:
	Three Months Ended September 30,		Nine Months Ended September 30,
	2022	2021	2022	2021
Direct revenue	$43,209	$30,537	$118,364	$80,733
Indirect revenue	7,193	7,712	22,123	20,079
	$50,402	$38,249	$140,487	$100,812
	Three Months Ended September 30,		Nine Months Ended September 30,
	2022	2021	2022	2021
United States	$31,127	$23,531	$87,876	$63,533
United Kingdom	3,752	3,127	10,457	7,753
Rest of the world	15,523	11,591	42,154	29,526
	$50,402	$38,249	$140,487	$100,812
Recent Accounting Pronouncements
As an “emerging growth company”, the Jumpstart Our Business Startups Act of 2012 (“JOBS Act”), allows the Company to delay adoption of new or revised pronouncement applicable to public companies until such pronouncements are made applicable to private companies. The Company has elected to use the adoption dates applicable to private companies. As a result, the Company’s financial statements may not be comparable to the financial statements of issuers who are required to comply with the effective date for new or revised accounting standards that are applicable to public companies.
In October 2021, the FASB issued ASU 2021-08, Business Combinations (Topic 805): Accounting for Contract Assets and Contract Liabilities from Contracts with Customers, which amends the accounting for contract assets acquired and contract liabilities assumed from contracts with customers in business combinations. The amendment requires an acquirer in a business combination to recognize and measure contract assets and contract liabilities in accordance with ASC Topic 606, resulting in a shift from previous guidance which required similar assets and liabilities to be accounted for at fair value at the acquisition date. For public business entities, the guidance is effective for fiscal years beginning after December 15, 2022, including interim periods within those fiscal years, with early adoption permitted. For all other entities, the amendments are effective for fiscal years beginning after December 15, 2023, including interim periods within those fiscal years. The amendments in this Update should be applied prospectively to business combinations occurring on or after the effective date of the amendments. While the Company is continuing to assess the timing of adoption and potential impact of this guidance it does not expect the guidance to have a material effect, if any, on its condensed consolidated financial statements and related disclosures. The Company will continue to evaluate the impact of this guidance upon the occurrence of future acquisitions.
In March 2020, the FASB issued ASU 2020-04, Reference Rate Reform (Topic 848): Facilitation of the Effects of Reference Rate Reform on Financial Reporting, which provides optional expedients and exceptions for applying GAAP to contracts, hedging relationships and other transactions that reference London Interbank Offered Rate (“LIBOR”) or another reference rate expected to be discontinued because of reference rate reform. This guidance is optional for a limited period of time through December 31, 2022. The Company is currently evaluating the impact this guidance may have as it relates to arrangements that reference LIBOR on its condensed consolidated financial statements and related disclosures.
In February 2016, the FASB issued ASU 2016-02, Leases (Topic 842). The guidance in this ASU supersedes the leasing guidance in Topic 840, Leases. Under the new guidance, lessees are required to recognize lease assets and lease liabilities on the balance sheets for all leases with terms longer than 12 months. Leases will be classified as either finance or operating, with classification affecting the pattern of expense recognition in the statement of operations. The new standard is effective for fiscal years beginning after December 15, 2021, and interim periods within those fiscal years beginning after December 15, 2022. The primary effect of the adoption of ASU No. 2016-02 will be the recognition of a right of use asset and related liability to reflect the Company’s rights and obligations under its operating leases. The Company will also be required to provide the additional disclosures stipulated in ASU No. 2016-02. The Company is currently evaluating the impact of the requirements of ASU 2016-02 and does not expect the adoption to have a significant impact on the consolidated statements of operations and comprehensive income (loss) and consolidated statements of cash flows. Upon adoption, there will be a material increase in total assets and total liabilities in the consolidated balance sheet due to the recognition of right-of-use assets and lease liabilities for the Company’s leases.
In June 2016, the FASB issued ASU 2016-13, Financial Instruments – Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments, which revises the measurement of credit losses for financial assets measured at amortized cost from an incurred loss methodology to an expected loss methodology. The standard requires entities to use a forward-looking approach based on expected losses to estimate credit losses on certain types of financial instruments, including trade receivables, debt securities, net investment in leases, and most other financial assets that represent a right to receive cash. Additional disclosures about significant estimates and credit quality are also required. The FASB has subsequently issued updates to the standard to provide additional clarification on specific topics. The ASU is effective for the Company for fiscal years beginning after December 15, 2022, and interim periods within those fiscal years. The Company is currently evaluating the impact of this standard on its financial statements.

2.  Summary of Significant Accounting Policies
Basis of Presentation and Consolidation
The accompanying consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) and include the operating results of the Successor and its wholly owned subsidiaries. Intercompany accounts and transactions have been eliminated in consolidation.
The Successor and Predecessor financial statements are defined as follows:
Successor: The consolidated financial statements of Grindr Group LLC and Subsidiaries are comprised of the consolidated balance sheets as of December 31, 2021 and December 31, 2020, and the related consolidated statements of operations and comprehensive income (loss), consolidated statements of members’ equity, and cash flows for the year ended December 31, 2021 and for the period from June 11, 2020 through December 31, 2020, and the related notes.
Predecessor: The consolidated financial statements of Grindr Inc. and Subsidiaries are comprised of the consolidated statements of operations and comprehensive income (loss), consolidated statements of stockholders’ equity, and cash flows for the period from January 1, 2020 through June 10, 2020 and for the year ended December 31, 2019, and the related notes.
Accounting Estimates
Management of the Company is required to make certain estimates, judgments, and assumptions during the preparation of its consolidated financial statements in accordance with U.S. GAAP. These estimates, judgments, and assumptions impact the reported amounts of assets, liabilities, revenue, and expenses, and the related disclosure of contingent assets and liabilities. Actual results could differ from these estimates. On an ongoing basis, the Company evaluates its estimates and judgments including those related to: the useful lives and recoverability of property and equipment and definite-lived intangible assets; the recoverability of goodwill and indefinite-lived intangible assets; the carrying value of accounts receivable, including the determination of the allowance for doubtful accounts; the fair value of acquisition-related contingent consideration arrangements; valuation allowance; unrecognized tax benefits; legal contingencies; and the valuation of stock-based compensation, among others.
Impact of COVID-19
In March 2020, the World Health Organization declared COVID-19 a global pandemic. The COVID-19 outbreak has reached across the globe, resulting in the implementation of significant governmental measures, including lockdowns, closures, quarantines, and travel bans intended to control the spread of the virus.
While restrictions have been lessened and lifted, restrictions could be increased or reinstated in the future. Although an adverse impact on the Company’s ongoing operations is unlikely, the full magnitude the pandemic will have on the Company remains uncertain and will depend on the duration of the pandemic, as well as the effectiveness of mass vaccinations and the impact of future variants of the virus. Additionally, changes to estimates related to ongoing COVID-19 disruptions could result in other impacts, including, but not limited to, goodwill, indefinite-lived intangibles, and long-lived asset impairment charges.
Segment Information
The Company operates in one segment. The Company’s operating segments are identified according to how the performance of its business is managed and evaluated by its chief operating decision maker, the Company’s Chief Executive Officer (“CEO”). Substantially all of the Company's long-lived assets are attributed to operations in the U.S.
Cash and Cash Equivalents
Cash and cash equivalents consist entirely of cash and money market accounts. The Company considers all highly liquid short-term investments purchased with an original maturity of ninety days or less at the time of purchase to be cash equivalents.
Restricted Cash
Cash and cash equivalents that are restricted as to withdrawal or use under the terms of certain contractual agreements are recorded as a non-current asset on the consolidated balance sheets. The restricted cash balance as of December 31, 2021 and December 31, 2020 was related to a letter of credit held with a financial institution for leased office space secured by the Company as described in Note 12.
Foreign Currency Transactions
Transaction gains and losses denominated in a currency other than the functional currency are included in “Other income (expense), net” on the consolidated statements of operations and comprehensive income (loss).
Fair Value Measurements
Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in the principal or most advantageous market in an orderly transaction between market participants on the measurement date. Valuation techniques used to measure fair value maximize the use of observable inputs and minimize the use of unobservable inputs. The fair value hierarchy is based on three levels of inputs, of which the first two are considered observable and the last is considered unobservable:
Level 1 —	Observable inputs obtained from independent sources, such as quoted market prices for identical assets and liabilities in active markets.
Level 2 —
Other inputs, which are observable directly or indirectly, such as quoted market prices for similar assets or liabilities in active markets, quoted market prices for identical or similar assets or liabilities in markets that are not active, and inputs that are derived principally from or corroborated by observable market data.

Level 3 —
Unobservable inputs for which there is little or no market data and require the Company to develop its own assumptions, based on the best information available in the circumstances, about the assumptions market participants would use in pricing the assets or liabilities.

Recurring Fair Value Measurements
Money market funds are measured and recorded at fair value on the Company’s balance sheets on a recurring basis. The following tables present money market funds and their level within the fair value hierarchy as of December 31, 2021 and 2020:
	Successor
	Total	Level 1	Level 2	Level 3
December 31, 2021:
Money market funds	$9,648	$9,648	$—	$—
	Successor
	Total	Level 1	Level 2	Level 3
December 31, 2020:
Money market funds	$16,829	$16,829	$—	$—
The Company’s remaining financial instruments that are measured at fair value on a recurring basis consist primarily of cash, accounts receivable, accounts payable, accrued expenses, and other current liabilities. The Company believes their carrying values are representative of their fair values due to their short-term maturities. The Company discloses the fair value of its debt in Note 11.
The Company does not have any recurring fair value measurements using significant unobservable inputs (Level 3) as of December 31, 2021 and 2020.
Nonrecurring Fair Value Measurements
Assets acquired and liabilities assumed in business combinations are initially measured at fair value on the acquisition date on a nonrecurring basis using Level 3 inputs. See Note 3 for further discussion on the measurement of the assets and liabilities acquired in the Acquisition.
The Company is required to measure certain assets at fair value on a nonrecurring basis after initial recognition. These include goodwill, intangible assets, and long-lived assets, which are measured at fair value on a nonrecurring basis as a result of impairment reviews and any resulting impairment charge. Impairment is assessed annually in the fourth quarter or more frequently if an event occurs or circumstances change that would more likely than not reduce the fair value of the reporting unit or assets below the carrying value, as described below. The fair value of the reporting unit or asset groups is determined primarily using cost and market approaches (Level 3).
Property and Equipment
Property and equipment, including leasehold improvements, are carried at cost less accumulated depreciation. For property and equipment acquired through a business combination, it is carried at the fair value as of the acquisition date less subsequent accumulated depreciation. Depreciation expense is calculated using the straight-line method over the estimated useful lives of the assets, and in the case of leasehold improvements, the lease term, if shorter, as follows:
Estimated Useful Lives
Computer equipment	3 years
Furniture and fixtures	5 years
Leasehold improvements	5 to 10 years
Maintenance and repairs are charged to expense as incurred and additions and improvements are capitalized. Upon the sale or retirement of property and equipment, the accounts are relieved of the cost and the related accumulated depreciation, with any resulting gain or loss included in “Selling, general and administrative expense” on the consolidated statements of operations and comprehensive income (loss).
Business Combinations and Contingent Consideration Arrangements
The Company allocates the purchase price of acquisitions to the assets acquired and liabilities assumed based on estimates of their fair values at the date of acquisition, including identifiable intangible assets that arise from a contractual or legal right and are separable from goodwill. The Company typically engages outside valuation experts to assist in the allocation of purchase price to the identifiable intangible assets acquired, but management has ultimate responsibility for the valuation methods, models, and inputs used, and the resulting purchase price allocation. The excess of the fair value of purchase price over the fair value of the assets acquired and liabilities assumed is recorded as goodwill. The estimated fair values of these intangible assets are based on valuations that use information and assumptions that require judgment, including estimating future cash flows or the cost to recreate an acquired asset. Acquisition-related costs are expensed in the periods in which the costs are incurred.
In connection with the business combination described in Note 3, SVA, an intermediate parent company of the Successor, entered into a contingent consideration arrangement that is determined to be part of the purchase price. SVA is the legal obligor of the contingent consideration and the contingent consideration was recorded at its fair value of $400 within SVA’s financial statements at the time of the acquisition, and is reflected at the current fair value for each subsequent reporting period thereafter until settled. The contingent consideration arrangement is based on the achievement of an EBITDA target for the 12-month period after the closing date. Such target was not met, and no contingent consideration was paid.
Goodwill and Indefinite-Lived Intangible Assets
The Company assesses goodwill on its one reporting unit and indefinite-lived intangible assets for impairment annually in the fourth quarter, or more frequently if an event occurs or circumstances change that would more likely than not reduce the fair value of the reporting unit or the fair value of an indefinite-lived intangible asset below its carrying value.
When the Company elects to perform a qualitative assessment and concludes it is not more likely than not that the fair value of the reporting unit is less than its carrying value, no further assessment of that reporting unit’s goodwill is necessary; otherwise, a quantitative assessment is performed and the fair value of the reporting unit is determined. If the carrying value of the reporting unit exceeds its fair value, an impairment loss equal to the excess is recorded.
The Company foregoes a qualitative assessment and tests goodwill for impairment when it concludes that it is more likely than not there may be an impairment. If needed, the annual or interim quantitative test of the recovery of goodwill involves a comparison of the estimated fair value of the Company’s reporting unit to its carrying value, including goodwill. If the estimated fair value of the reporting unit exceeds its carrying value, goodwill of the reporting unit is not impaired. If the carrying value of the reporting unit exceeds the estimated fair value, an impairment loss equal to the excess is recorded.
In the fourth quarters of the fiscal years ended 2021, 2020, and 2019, the Successor and Predecessor, respectively, performed its qualitative assessment and determined that it was not more likely than not that the recorded goodwill was impaired.
The Company uses a qualitative approach to test indefinite-lived intangible assets (which currently consists of tradenames) for impairment by first assessing qualitative factors to determine whether it is more likely than not that the fair value of an indefinite-lived intangible asset is impaired as a basis for determining whether it is necessary to perform quantitative impairment testing. The Company evaluated the qualitative factors of the indefinite-lived intangible assets in connection with the annual impairment testing for the periods presented. The results of the qualitative analysis of the Company’s indefinite-lived intangible assets indicated that the fair value of the indefinite- lived intangible assets exceeded their carrying value.
The Company foregoes a qualitative assessment and tests indefinite-lived intangible assets for impairment when it concludes that it is more likely than not there may be an impairment. If needed, the annual or interim quantitative test of the recovery of indefinite-lived intangible assets involves a comparison of the estimated fair value of the indefinite-lived assets to their carrying value. If the estimated fair value of the indefinite-lived assets exceeds their carrying value, the indefinite-lived intangible assets are not impaired. If the carrying value of the indefinite-lived assets exceeds the estimated fair value, an impairment loss equal to the excess is recorded.
Long-Lived Assets and Intangible Assets with Long Lives
Long-lived assets, which consist of property and equipment, capitalized software, and intangible assets with long lives, are reviewed for impairment whenever events or changes in circumstances indicate that the varying value of an asset may not be recoverable. If the carrying value is deemed not to be recoverable, an impairment loss is recorded equal to the amount by which the carrying value of the long-lived asset exceeds its fair value. Amortization of long-lived intangible assets is computed either on a straight-line basis or based on the pattern in which the economic benefits of the asset will be realized.
Capitalized Software Development Costs
The Company capitalizes the costs associated with software developed or obtained for internal use, including costs incurred in connection with the development of its app and functionalities within the app. The Company capitalizes certain costs when (i) the preliminary project stage is completed, (ii) management has authorized further funding for the completion of the project and (iii) it is probable that the project will be completed and performed as intended. These capitalized costs include personnel and related expenses for employees and costs of third-party contractors and vendors who are directly associated with and who devote time to internal-use software projects. Capitalization of these costs ceases once the project is substantially complete and the software is ready for its intended purpose. Costs incurred for significant upgrades and enhancements to the software solutions are also capitalized. Costs incurred for training, maintenance, and minor modifications or enhancements are expensed as incurred. Capitalized software development costs are amortized using the straight-line method over an estimated useful life of three years.
Revenue Recognition
Revenue is recognized when or as a customer obtains control of promised services. The amount of revenue recognized reflects the consideration which the Company expects to be entitled to in exchange for these services. A contract with a customer exists when (i) the Company enters into an enforceable contract with a customer that defines each party’s rights regarding the services to be transferred and identifies the payment terms related to these services, (ii) the contract has commercial substance and, (iii) the Company determines that collection of substantially all consideration for services that are transferred is probable based on the customer’s intent and ability to pay the promised consideration. Sales tax, including value added tax, is excluded from reported revenue.
The Company derives substantially all of its revenue from subscription revenue and advertising revenue. As permitted under the practical expedient available under ASU 2014-09, the Company does not disclose the value of unsatisfied performance obligations for (i) contracts with an original expected length of one year or less, (ii) contracts with variable consideration that is allocated entirely to unsatisfied performance obligations or to a wholly unsatisfied promised accounted for under the series guidance, and (iii) contracts for which the Company recognizes revenue for the amount at which the Company has the right to invoice for services performed.
Direct Revenue
Direct revenue consists of subscription revenue. Subscription revenue is generated through the sale of monthly subscriptions that are currently offered in one, three, six, and twelve- month lengths. Subscription revenue is presented net of taxes, credits, and chargebacks. Subscribers pay in advance, primarily through mobile app stores, and, subject to certain conditions identified in the Company’s terms and conditions, generally all purchases are final and nonrefundable. Revenue is initially deferred and is recognized using the straight-line method over the term of the applicable subscription period.
Indirect Revenue
Indirect revenue consists of advertising revenue and other non-direct revenue. The Company has contractual relationships with advertising service providers and also directly with advertisers to display advertisements in the Grindr app. For all advertising arrangements, the Company’s performance obligation is to provide the inventory for advertisements to be displayed in the Grindr app. For contracts made directly with advertisers, the Company is also obligated to serve the advertisements in the Grindr app. Providing the advertising inventory and serving the advertisement is considered a single performance obligation, as the advertiser cannot benefit from the advertising space without its advertisements being displayed.
The pricing and terms for all advertising arrangements are governed by either a master contract or insertion order. The transaction price in advertising arrangements is generally the product of the number of advertising units delivered (e.g., impressions, offers completed, videos viewed, etc.) and the contractually agreed upon price per advertising unit. Further, for advertising transactions with advertising service providers, the contractually agreed upon price per advertising unit is generally based on the Company’s revenue share or fixed revenue rate as stated in the contract. The number of advertising units delivered is determined at the end of each month, which resolves any uncertainty in the transaction price during the reporting period.
Transaction Price
The objective of determining the transaction price is to estimate the amount of consideration the Company is due in exchange for its services, including amounts that are variable. The Company determines the total transaction price, including an estimate of any variable consideration, at contract inception and reassesses this estimate each reporting period. There are no instances where variable consideration is considered material in any of the Company’s arrangements.
The Company excludes from the measurement of transaction price all taxes assessed by governmental authorities that are both (i) imposed on and concurrent with a specific revenue-producing transaction and (ii) collected from customers. Accordingly, such tax amounts are not included as a component of revenue or cost of revenue.
For contracts that have an original duration of one year or less, the Company uses the practical expedient available under ASU 2014-09 applicable to such contracts and does not consider the time value of money.
Principal/Agent Considerations
In arrangements where another party (e.g., advertising service provider) is involved in providing advertising services to an advertiser, the Company evaluates whether it is the principal or agent. In instances where the Company does not retain control of advertising inventory and does not have discretion in establishing price, the Company is the agent. In those cases, the Company does not have discretion to set pricing in its arrangements because it receives a percentage of the amount the advertising service provider charges the advertiser and it does not have a contractual relationship with the advertiser. Accordingly, the Company recognizes revenue related to advertising service providers on a net basis.
Account Receivables, net of allowance for doubtful accounts
The majority of app users access the Company’s services through mobile app stores. At December 31, 2021 and December 31, 2020, two mobile app stores accounted for approximately 43.6% and 14.4%, and 43.8% and 15.1%, respectively, of the Company’s gross accounts receivables. The Company evaluates the credit worthiness of these two mobile app stores on an ongoing basis and does not require collateral from these entities. The Company generally collects these balances between 30 and 45 days following the purchase by the customer.
Accounts receivable also include amounts billed and currently due from advertising customers. The Company maintains an allowance for doubtful accounts to provide for the estimated amount of accounts receivable that will not be collected. The allowance for doubtful accounts is based upon a number of factors, including the length of time accounts receivable are past due, the Company’s previous loss history, and the specific customer’s ability to pay its obligation. The time between the Company issuance of an invoice and payment due date is not significant; payments that are not collected in advance of the transfer of promised services are generally due between 30 and 60 days from the invoice date. The accounts receivable balances, net of allowances, were $17,885 and $11,833 as of December 31, 2021 and December 31, 2020 for the Successor, respectively. The opening balance of accounts receivable, net of allowances, was $11,261 as of January 1, 2020 for the Predecessor.
Deferred Charges
The Company defers certain costs as an asset, primarily mobile app store distribution fees paid to the Company’s mobile app store download platforms, and recognizes such costs in cost of revenue, along with deferred revenue, as the services are provided, which is consistent with the subscription period. The fee differs based on the agreed upon percentage depending on the country from which the revenue originated and the length of consecutively paid subscriptions, generally approximating 30.0% of revenues for initial subscriptions. For year ended December 31, 2021 and for the period from June 11, 2020 through December 31, 2020 for the Successor, and for the period from January 1, 2020 through June 10, 2020 and for the year ended December 31, 2019 for the Predecessor, the Company recognized cost of revenue of $29,020, $14,918, $10,364 and $22,010, respectively, related to these costs.
Contract Liabilities
Deferred revenue consists of advance payments that are received or are contractually due in advance of the Company’s performance. The Company classifies subscription deferred revenue as current and recognizes revenue ratably over the terms of the applicable subscription period or expected completion of the performance obligation which range from one to twelve months. The deferred revenue balances were $20,077 and $13,530 as of December 31, 2021 and December 31, 2020 for the Successor, respectively, and $14,102 as of January 1, 2020 for the Predecessor.
For the year ended December 31, 2021, the Successor recognized $13,530 of revenue that was included in the deferred revenue balance as of December 31, 2020. For the period from June 11, 2020 through December 31, 2020, the Successor recognized $4,014 of revenue that was included in the deferred revenue balance as of June 10, 2020. For the period from January 1, 2020 through June 10, 2020, the Predecessor recognized $11,448 of revenue that was included in the deferred revenue balance as of December 31, 2019. For the year ended December 31, 2019, the Predecessor recognized $10,690 of revenue that was included in the deferred revenue balance as of December 31, 2018.
Disaggregation of Revenue
The following tables summarize revenue from contracts with customers for the year ended December 31, 2021 and for the period from June 11, 2020 through December 31, 2020, for the Successor, and for the period from January 1, 2020 through June 10, 2020 and for the year ended December 31, 2019, for the Predecessor.
	Successor		Predecessor
	Year ended December 31, 2021	From June 11, 2020 through December 31, 2020	From January 1, 2020 through June 10, 2020	Year ended December 31, 2019
Direct revenue	$116,031	$49,268	$39,840	$84,000
Indirect revenue	29,802	11,810	3,545	24,698
	$145,833	$61,078	$43,385	$108,698
	Successor		Predecessor
	Year ended December 31, 2021	From June 11, 2020 through December 31, 2020	From January 1, 2020 through June 10, 2020	Year ended December 31, 2019
United States	$93,628	$34,987	$24,921	$68,776
United Kingdom	10,704	5,366	3,894	8,940
Rest of the world	41,501	20,725	14,570	30,982
	$145,833	$61,078	$43,385	$108,698
Cost of revenue
Cost of revenue consists primarily of mobile app store distribution fees, as well as credit card processing fees. Cost of revenue also includes third-party vendor costs related to customer care functions such as customer service, data center and hosting fees, moderators, and other auxiliary costs associated with providing services to customers.
Selling, general and administrative expense
Selling, general and administrative expense consists of compensation expense (including unit and stock-based compensation expense) and other employee related costs for personnel engaged in selling and marketing, sales support functions, executive management, finance, legal, tax, and human resources. Selling expenses also include advertising, brand marketing, digital and social media spend, and field marketing expenses. General and administrative expense also include acquisition-related transaction costs, allocated expenses associated with facilities, information technology, external professional services, legal costs and settlement of legal claims and other administrative expenses.
Product development expense
Product development expense consists primarily of compensation (including stock and unit-based compensation expense) and other employee-related costs for personnel engaged in the design, development, testing, and enhancement of product offerings and related technology.
Depreciation and amortization expenses
Depreciation and amortization expenses are primarily related to computer equipment, leasehold improvements, furniture and fixtures, customer relationships, technology, and capitalized software development costs.
Advertising Costs
Advertising costs are expensed as incurred. Advertising costs totaled $1,293 and $461 for the Successor for the year ended December 31, 2021 and for the period from June 11, 2020 through December 31, 2020, respectively, and $2,861 and $3,066 for the Predecessor for the period from January 1, 2020 through June 10, 2020 and for the year ended December 31, 2019, respectively. Advertising costs are included in “Selling, general and administrative expense” in the consolidated statements of operations and comprehensive income (loss).
Leases
Rent expense is recorded on a straight-line basis over the lease term. The difference between cash payments for rent and the expense recorded is reported as current and non-current deferred rent within accrued expenses and other current liabilities, other current assets, other long-term liabilities, and other assets, respectively, in the accompanying consolidated balance sheets.
Income Taxes
While the Successor is a limited liability company, the Company has elected to be treated as a C corporation for taxation purposes. The Company uses the asset and liability method when accounting for income taxes. Under this method, deferred income tax assets and liabilities are recognized for future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases, and operating loss and tax credit carryforwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date. The Company records a valuation allowance to reduce deferred tax assets to an amount for which realization is more likely than not. The Company recognizes the effect of income tax positions only if those positions are more likely than not of being sustained. Changes in recognition or measurement are reflected in the period in which the change in judgment occurs. Valuation allowances are provided against tax assets when it is determined that it is more-likely-than-not that the assets will not be realized.
The Company evaluates and accounts for uncertain tax positions using a two-step approach. Recognition (step one) occurs when the Company concludes that a tax position, based on its technical merits, is more likely than not to be sustainable upon examination. Measurement (step two) determines the amount of the benefit that is greater than 50% likely to be realized upon ultimate settlement with a taxing authority that has full knowledge of all relevant information. De-recognition of a tax position that was previously recognized would occur when the Company subsequently determines that a tax position no longer meets the more likely than not threshold of being sustained. The provision for income taxes included the effects of any resulting tax reserves, or unrecognized tax benefits, that are considered appropriate, as well as the related interest and penalties.
Unit-based and Stock-based Compensation
Compensation expense related to employee and non-employee stock-based awards is measured and recognized in the consolidated financial statements based on the fair value of the awards granted. The Company has granted unit options (Successor periods), restricted unit awards (Successor periods), and restricted stock awards (“RSA”) (Predecessor periods) to employees that vest based solely on continued service, or service conditions. The fair value of each option award containing service conditions is estimated on the grant date using the Black-Scholes option- pricing model. The fair value of each RSA containing service conditions is estimated at the grant date based on the fair value of the Company’s common stock. For service condition unit options and restricted stock awards, unit and stock-based compensation expense is recognized on a straight-line basis over the requisite service periods of the awards, which is generally four years. Forfeitures of unit and stock-based compensation awards are recognized as they occur.
For the Successor, unit-based compensation includes compensation expense related to the grant of service-based unit options and restricted units granted under the 2020 Plan and the service-based and performance-based Series P Units (defined in Note 15) granted by SVE to employees and consultants of the Successor.
The estimated fair value of the performance-based profit units awards is determined using the Black-Scholes valuation model which approximated the option pricing model valuation model. Performance-based profit units require management to make assumptions regarding the likelihood of achieving the Successor’s performance goals and the Successor recognizes compensation expense when the likelihood of the achievement of the performance-based criteria is probable, using an accelerated attribution method. Forfeitures are recognized as they occur.
The Predecessor also granted incentive unit awards that vest upon both a specific period of continued employment and upon a triggering event (as defined in the 2016 Plan of the Predecessor as change of control, or an initial public offering). The Predecessor recognized stock-based compensation expense and the liability related to the cash settlement of the incentive units when the service-based criteria was met and when the triggering event was deemed probable which was determined to be when it occurred.
Determining the fair value of unit and stock-based awards at the grant date requires judgment. The Company’s use of the Black-Scholes option-pricing model requires the input of subjective assumptions, such as the fair value of the common stock, the expected term of the option, the expected volatility of the price of the Company’s common stock, risk-free interest rates, the expected dividend yield of the Company’s common stock, and the expected term option holders will retain their vested awards before exercising them. The assumptions used in the Company’s valuation models represent management’s best estimates. These estimates involve inherent uncertainties and the application of management’s judgment. If factors change and different assumptions are used, the Company’s stock-based compensation expense could be materially different in the future.
In addition, given the absence of a public trading market, the Predecessor’s Board of Directors and the Successor’s Board of Managers, along with management, exercise reasonable judgment and considered numerous objective and subjective factors to determine the fair value of the Company’s common stock including, but not limited to: (i) contemporaneous valuations performed by an independent valuation specialist; (ii) the Company’s operating and financial performance; (iii) issuances of preferred and ordinary units; (iv) the valuation of comparable companies; (v) current condition of capital markets and the likelihood of achieving a liquidity event, such as an initial public offering; and (vi) the lack of marketability of its common stock.
See Note 15 to the financial statements for a discussion of the Company’s unit and stock-based compensation plans.
Concentration of Risks
Financial instruments that potentially subject the Company to a significant concentration of credit risk consist primarily of cash and cash equivalents, restricted cash, and accounts receivable. The Company maintains its cash balances with one major commercial bank. Cash balances are generally in excess of the Federal Deposit Insurance Corporation (“FDIC”) insurance limit of $250. The Company has not experienced any losses in such accounts. Management does not believe the Company is exposed to any significant credit risk in connection with cash, cash equivalents or restricted cash.
Successor:
For the year ended December 31, 2021, no customers accounted for 10.0% or more of the Successor’s revenue, and three vendors accounted for 54.5%, 23.2% and 12.3% of the Successor’s cost of revenue.
For the period from June 11, 2020 and December 31, 2020, no customers accounted for 10.0% or more of the Successor’s revenue, and three vendors accounted for 58.4%, 22.4% and 10.5% of the Successor’s cost of revenue.
As of December 31, 2021, one customer accounted for 10.5% of the Successor’s accounts receivables, and four vendors accounted for 23.9%, 23.2%, 12.3% and 10.2% of the Successor’s accounts payable balance.
As of December 31, 2020, no customer accounted for 10.0% or more of the Successor’s accounts receivables, and two vendors accounted for 43.1% and 22.1% of the Successor’s accounts payable balance.
Predecessor:
For the period from January 1, 2020 through June 10, 2020, no customers accounted for 10.0% or more of the Predecessor’s revenue, and two vendors accounted for 57.0% and 23.0% of the Predecessor’s cost of revenue.
For the year ended December 31, 2019, no customers accounted for 10.0% or more of the Predecessor’s revenue, and three vendors accounted for 59.6%, 17.5% and 11.0% of the Predecessor’s cost of revenue.
Net Income (Loss) per Share of Ordinary Units/Common Stock
Basic income (loss) per share is calculated by dividing net income (loss) by the weighted average number of common stock/ordinary units outstanding during the year/period. Diluted income (loss) per share is based upon the weighted average number of common stock/ordinary units and equivalent common stock/ordinary units outstanding during the year. Equivalent common stock/ordinary units are excluded from the computation of diluted income(loss) per share in periods for which they have an anti-dilutive effect. See Note 16 for additional information.
Recently Adopted Accounting Pronouncements
From time to time, the Financial Accounting Standards Board (“FASB”) or other standards setting bodies issue new accounting pronouncements. Updates to the FASB ASC are communicated through issuance of an Accounting Standards Update (“ASU”).
As an “emerging growth company”, as defined in Section 2(a) of the Securities Act 1933, as modified by the Jumpstart Our Business Startups Act of 2012 (“JOBS Act”). The JOBS Act permits emerging growth companies to take advantage of an extended transition period to comply with new or revised accounting standards applicable to public companies. The Successor has elected to use the extended transition period for complying with new or revised accounting standards under Section 102(b)(2) of the JOBS Act. This election allows the Successor to delay the adoption of new or revised accounting standards that have different effective dates for public and private companies until those standards apply to private companies. The adoption dates discussed below reflect this election.
Effective January 2021, the Company adopted ASU 2021-01, Reference Rate Reform (Topic 848): Scope, which amended ASU 2020-04, Facilitation of the Effects of Reference Rate Reform on Financial Reporting and Topic 848 to clarify the scope and availability of expedients for certain derivative instruments affected by reference rate reform. The Company adopted this standard on a prospective basis to new modifications from any date within an interim period that includes or is subsequent to the date of the issuance of a final Update, up to the date that financial statements are available to be issued. As the Company has not had any amendments to its interest rate during the year, there is no immediate impact on the consolidated financial statements and related disclosures for the year ended December 31, 2021. The future election and application of these expedients are not expected to have a material impact on the Company’s consolidated financial statements and related disclosures.
Effective January 1, 2021, the Company prospectively adopted ASU 2018-15, Intangibles—Goodwill and Other —Internal-Use Software (Subtopic 350-40): Customer’s Accounting for Implementation Costs Incurred in a Cloud Computing Arrangement That Is a Service Contract, which requires the accounting for implementation costs in a cloud computing or hosting arrangement that is a services contract to follow the internal-use software guidance of ASC 350-40, Intangibles—Goodwill and Other, Internal-use Software, to determine which implementation costs to capitalize as an asset related to the service contract and which costs to expense. This ASU requires up-front implementation costs incurred in a cloud computing or hosting arrangement that is a service contract to be amortized to hosting expense over the term of the arrangement, beginning when the module or component of the hosting arrangement is ready for its intended use. The adoption of this new guidance did not have an impact on the Company’s consolidated financial statements and related disclosures.
Effective January 1, 2020, the Company early adopted ASU 2017-04 (Topic 350) Intangibles—Goodwill and Other Simplifying the Test for Goodwill Impairment, which simplifies the subsequent measurement of goodwill by removing Step 2 from the goodwill impairment test. Under the amended guidance, a goodwill impairment charge will now be recognized for the amount by which the carrying value of a reporting unit exceeds its fair value, not to exceed the carrying amount of goodwill. In addition, income tax effects from any tax-deductible goodwill on the carrying amount of the reporting unit should be considered when measuring the goodwill impairment loss, if applicable. The ASU is applied on a prospective basis for interim and annual periods. The adoption of this guidance does not have an immediate impact on the consolidated financial statements and related disclosures. The Company concluded that there were no goodwill impairment indications as of or for the years ended December 31, 2021 and December 31, 2020 and December 31, 2019.
Effective January 1, 2020, the Company adopted ASU 2017-01, Business Combinations (Topic 805): Clarifying the Definition of a Business, to clarify the definition of a business to allow for the evaluation of whether transactions should be accounted for as acquisitions or disposals of assets or businesses. The adoption of this new guidance did not have an impact on the Company’s consolidated financial statements and related disclosures.
Effective January 1, 2020, the Company early adopted ASU 2019-12, Income Taxes (Topic 740): Simplifying the Accounting for Income Taxes. ASU 2019-12 eliminates certain exceptions and adds guidance to reduce complexity in accounting for income taxes. Specifically, this guidance: (1) removes the intraperiod tax allocation exception to the incremental approach; (2) removes the ownership changes in investments exception in determining when a deferred tax liability is recognized after an investor in a foreign entity transitions to or from the equity method of accounting and applies this provision on a modified retrospective basis through a cumulative-effect adjustment to retained earnings at the beginning of the period of adoption; and (3) removes the exception to using the general methodology for calculating income taxes in an interim period when a year-to-date loss exceeds the anticipated loss for the year. ASU 2019-12 also requires an entity to: (1) evaluate whether a step-up in tax basis of goodwill relates to a business combination or a separate transaction; (2) make a policy election to not allocate consolidated income taxes when a member of a consolidated tax return is not subject to income tax and to apply this provision retrospectively to all periods presented; and (3) recognize a franchise tax (or similar tax) that is partially based on income as an income-based tax and apply this provision either retrospectively for all periods presented or on a modified retrospective basis through a cumulative-effect adjustment to retained earnings as of the beginning of the period of adoption. There was no material impact on the consolidated financial statements and related disclosures as a result of retrospective adoption of this standard.
Effective January 1, 2020, the Company adopted ASU 2018-13, Fair Value Measurement, which modifies the disclosure requirements on fair value measurements in Topic 820, Fair Value Measurement. The adoption of this guidance did not have a material impact on the Company’s financial statements and related disclosures.
Effective January 1, 2020, the Company adopted ASU 2018-07, Compensation-Stock Compensation (Topic 718): Improvements to Nonemployee Share-Based Payment Accounting. ASU 2018-07 expands the scope of Topic 718 to include accounting for share-based payment transactions for acquiring goods and services from non-employees and supersedes the guidance in Subtopic 505-50, Equity - Equity-Based Payments to Non-Employees. Under ASU 2018-07, equity-classified nonemployee share-based payment awards are measured at the grant date fair value on the grant date. The probability of satisfying performance conditions must be considered for equity-classified nonemployee share-based payment awards with such conditions. There was no material impact on the consolidated financial statements and related disclosures as a result of this adoption.
Recent Accounting Pronouncements
In October 2021, the FASB issued ASU 2021-08, Business Combinations (Topic 805): Accounting for Contract Assets and Contract Liabilities from Contracts with Customers, which amends the accounting for contract assets acquired and contract liabilities assumed from contracts with customers in business combinations. The amendment requires an acquirer in a business combination to recognize and measure contract assets and contract liabilities in accordance with ASC Topic 606, resulting in a shift from previous guidance which required similar assets and liabilities to be accounted for at fair value at the acquisition date. For public business entities, the guidance is effective for fiscal years beginning after December 15, 2022, including interim periods within those fiscal years, with early adoption permitted. For all other entities, the amendments are effective for fiscal years beginning after December 15, 2023, including interim periods within those fiscal years. The amendments in this Update should be applied prospectively to business combinations occurring on or after the effective date of the amendments. While the Company is continuing to assess the timing of adoption and potential impact of this guidance it does not expect the guidance to have a material effect, if any, on its consolidated financial statements and related disclosures. The Company will continue to evaluate the impact of this guidance upon the occurrence of future acquisitions.
In March 2020, the FASB issued ASU 2020-04, Reference Rate Reform (Topic 848): Facilitation of the Effects of Reference Rate Reform on Financial Reporting, which provides optional expedients and exceptions for applying GAAP to contracts, hedging relationships and other transactions that reference London Interbank Offered Rate (“LIBOR”) or another reference rate expected to be discontinued because of reference rate reform. This guidance is optional for a limited period of time through December 31, 2022. The Company is currently evaluating the impact this guidance may have as it relates to arrangements that reference LIBOR on its consolidated financial statements and related disclosures.
In February 2016, the FASB issued ASU 2016-02, Leases (Topic 842). The guidance in this ASU supersedes the leasing guidance in Topic 840, Leases. Under the new guidance, lessees are required to recognize lease assets and lease liabilities on the balance sheets for all leases with terms longer than 12 months. Leases will be classified as either finance or operating, with classification affecting the pattern of expense recognition in the statement of operations. The new standard is effective for fiscal years beginning after December 15, 2021, and interim periods within those fiscal years beginning after December 15, 2022. The primary effect of the adoption of ASU No. 2016-02 will be the recognition of a right of use asset and related liability to reflect the Company’s rights and obligations under its operating leases. The Company will also be required to provide the additional disclosures stipulated in ASU No. 2016-02. The Company is currently evaluating the impact of this standard on its financial statements.
In June 2016, the FASB issued ASU 2016-13, Financial Instruments – Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments, which revises the measurement of credit losses for financial assets measured at amortized cost from an incurred loss methodology to an expected loss methodology. The standard requires entities to use a forward-looking approach based on expected losses to estimate credit losses on certain types of financial instruments, including trade receivables, debt securities, net investment in leases, and most other financial assets that represent a right to receive cash. Additional disclosures about significant estimates and credit quality are also required. The FASB has subsequently issued updates to the standard to provide additional clarification on specific topics. The ASU is effective for the Company for fiscal years beginning after December 15, 2022, and interim periods within those fiscal years. The Company is currently evaluating the impact of this standard on its financial statements.